Insurance	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Insurance
35. Insurance
The specification by risk modality and effective date of the main insurance policies can be seen below:

Policy	End of term	Insured amount
Operational risks	08.24.2026	7,748,650
Operational risks - Cutia and Bento Miguel	05.28.2027	2,582,541
Operational risks - HPP Governador Jayme Canet Junior	08.24.2026	2,334,953
Operational risks - Aventura and SRMN	05.28.2027	1,757,854
Operational risks - Brisa Potiguar	05.28.2027	1,518,217
Operational risks - Ventos de Serra do Mel II and IV	05.28.2027	1,292,937
Operational risks - São Bento	05.28.2027	919,240
Operational risks - Elejor	03.06.2027	901,950
Judicial Guarantee	08.10.2026	683,415
Operational risks - Jandaíra	05.28.2027	664,953
In addition to the insurance policies listed above, the company and its subsidiaries take out other insurance policies with smaller amounts, such as: D&O insurance, general civil liability, judicial and payment guarantee and miscellaneous risks. The company also has an indemnity contract in addition to the D&O insurance.
The guarantee insurances taken out by the subsidiaries, joint ventures and associates have Copel and/or Copel GeT as a guarantor, within the limits of their share of interest in each project.